Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance costs upon follow-on public offering	$ 2,194